Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Registrant Name	dei_EntityRegistrantName	Federated Hermes Short-Intermediate Duration Municipal Trust
Central Index Key	dei_EntityCentralIndexKey	0000353101
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 27, 2020
Prospectus Date	rr_ProspectusDate	Aug. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A